Fair Value Measurements - Change in the Fair Value of the Derivative Warrant Liabilities (Detail) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Balance at beginning of period	$ 217,993	$ 191,473
Fair value of liability instrument issued	38,634
Changes in fair value of debt and liability instruments, included in net loss	9,226	29,845
Settlements	(88)
Termination of DSP Options	(61,472)
Liability instruments disposed due to deconsolidation of subsidiary		(3,325)
Balance at end of period	$ 204,293	$ 217,993